ACQUISITION OF BUSINESS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
		Sep. 13, 2018	Apr. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Jul. 31, 2021
Business Acquisition [Line Items]
Transaction costs								$ (1,539)
Goodwill		$ 59,402				50,086	[1]	62,896	[1]	3,777
Gain from measurement of previously held interests at acquisition date fair value	[2]							14,677
Road Track [Member]
Business Acquisition [Line Items]
Bussiness acquisition percentage		81.30%
Amount paid to shareholders		$ 91,700
Purchase price		113,000
Payment in cash		75,700
Additional amount paid		12,000
Remaining amount paid as bonus		4,000
Shares issued during period				373,489	373,489
Shares return due to downward transaction price			300,472		300,472
Equity return due to downward price adjustment			$ 10,800
Transaction costs								$ 1,500
Goodwill	[3]	$ 59,402
Percentage of previous holding		50.00%
Gain from measurement of previously held interests at acquisition date fair value		$ 14,700
Road Track [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Bussiness acquisition percentage											18.70%
Road Track [Member] | Total shares to be issued [Member]
Business Acquisition [Line Items]
Shares issued during period				300,472

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2019, and 2018 was US$ 19.4 million and US$ 7.1million, respectively.
[2]	As a result of the acquisition described in Note 3 the company gained control over certain companies that previously were accounted under the equity method ("JV's") and began to include these JV's in the consolidated . The company recorded one time gain in the amount of approximately $14.7 million from measurement of the JV's at the acquisition date to fair value.
[3]	As part of the purchase price allocation for the acquisition, the Company recorded goodwill in the amount of $59.4 million. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill has an indefinite useful life and therefore is not amortized as an expense (the goodwill balance is not deductible for income tax purposes), but is reviewed annually (or more, in certain circumstances) for impairment of its fair value to the Company. The purchase price intrinsically recognizes the benefits of the broadened depth of new markets and management team and is primarily attributable to expected synergies.